FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tower's debt (including current maturities)
Settlement of an embedded derivative in shares		$ 12,087
Recurring [Member]
Tower's debt (including current maturities)
Ending balance - at fair value	106,645	93,845
Warrants and previously bifurcated conversion option
Ending balance - at fair value	295	2,268
Level 3 [Member] | Recurring [Member]
Tower's debt (including current maturities)
Beginning balance - at fair value	93,845	119,882
Settlement of an embedded derivative in shares		(12,087)
Warrants exercise
Decrease in bifurcated conversion option due to conversions
Issuance of warrants
Loan repayment		30,000	49,065
Total losses (gains) unrealized in earnings	12,800	16,050	1,341
Ending balance - at fair value	106,645	93,845	119,882
Unrealized losses (gains) recognized in earnings from liabilities held at period end	12,800	16,050
Warrants and previously bifurcated conversion option
Beginning balance - at fair value	2,268	20,892
Settlement of an embedded derivative in shares
Warrants exercise		(521)	(3,790)
Decrease in bifurcated conversion option due to conversions			(6,346)
Issuance of warrants			13,247
Loan repayment
Total losses (gains) unrealized in earnings	(1,973)	(18,103)	5,747
Ending balance - at fair value	295	2,268	20,892
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$ (1,973)	$ (18,103)